Exhibit 99.5

Client Name:	RMF
Client Project Name:	RPIT 2021-1
Start - End Dates:	7/17/2021 - 7/21/2021
Deal Loan Count:	52

Loan Level Tape Compare Upload

Loans in Report	52
Loan Number	Field Name	Tape Data	Reviewer Data

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